Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

July 31, 2025 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.9%
Health Care - 98.9%
89bio, Inc.*	12,649	$120,165
AbCellera Biologics, Inc. (Canada)*(1)	38,628	172,667
Akero Therapeutics, Inc.*	2,272	110,987
Allogene Therapeutics, Inc.*(1)	86,914	106,905
Altimmune, Inc.*(1)	17,018	62,796
AnaptysBio, Inc.*	5,198	127,611
Annexon, Inc.*	44,900	107,760
Apogee Therapeutics, Inc.*	2,907	111,222
Arbutus Biopharma Corp.*(1)	33,989	111,484
Arcellx, Inc.*	1,829	130,572
Arcturus Therapeutics Holdings, Inc.*	9,627	117,546
Arcus Biosciences, Inc.*	13,014	118,818
Arcutis Biotherapeutics, Inc.*	9,013	131,410
ArriVent Biopharma, Inc.*(1)	5,149	100,457
Arrowhead Pharmaceuticals, Inc.*	7,502	118,532
Arvinas, Inc.*	16,074	119,591
Astria Therapeutics, Inc.*	21,728	150,358
Autolus Therapeutics PLC (United Kingdom)*(2)	56,595	135,828
Avidity Biosciences, Inc.*	3,786	138,984
Beam Therapeutics, Inc.*	6,977	137,517
Belite Bio, Inc.*(1)(2)	1,958	127,290
Bicara Therapeutics, Inc.*(1)	10,517	116,844
Bicycle Therapeutics PLC (United Kingdom)*(2)	14,002	119,297
Biohaven Ltd.*	7,805	117,856
Capricor Therapeutics, Inc.*(1)	8,729	71,403
Cartesian Therapeutics, Inc.*(1)	11,883	152,221
Celcuity, Inc.*(1)	9,688	379,431
Celldex Therapeutics, Inc.*	5,979	131,418
Centessa Pharmaceuticals PLC*(2)	10,106	173,520
CG oncology, Inc.*	4,592	122,560
Cogent Biosciences, Inc.*	16,853	192,461
Compass Pathways PLC (United Kingdom)*(2)	26,920	117,102
Corvus Pharmaceuticals, Inc.*(1)	28,698	119,671
Crinetics Pharmaceuticals, Inc.*	3,782	108,127
Cullinan Therapeutics, Inc.*	13,595	105,633
CureVac NV (Germany)*	21,728	117,114
Cytokinetics, Inc.*	3,665	137,951
Denali Therapeutics, Inc.*	8,153	112,756
Dianthus Therapeutics, Inc.*	6,308	130,386
Disc Medicine, Inc.*	2,308	137,926
Dyne Therapeutics, Inc.*	8,415	82,888
Edgewise Therapeutics, Inc.*	7,891	112,526
Enliven Therapeutics, Inc.*(1)	6,189	116,415
Entrada Therapeutics, Inc.*	15,501	91,146
Erasca, Inc.*	79,529	112,534
EyePoint Pharmaceuticals, Inc.*	13,734	134,868
GH Research PLC (Ireland)*	9,484	136,190
Ideaya Biosciences, Inc.*	5,461	132,975
Immatics NV (Germany)*	19,817	127,820
Immunome, Inc.*	12,429	130,753
Immunovant, Inc.*(1)	7,634	122,755
Intellia Therapeutics, Inc.*	14,572	169,618
iTeos Therapeutics, Inc.*	12,192	123,627
Janux Therapeutics, Inc.*	4,761	114,335
KalVista Pharmaceuticals, Inc.*	9,296	126,704
Keros Therapeutics, Inc.*	8,921	127,749
Kura Oncology, Inc.*	18,270	110,533
Kymera Therapeutics, Inc.*(1)	2,573	112,569
Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
LENZ Therapeutics, Inc.*(1)	4,114	$122,474
Liquidia Corp.*	8,421	157,388
Maze Therapeutics, Inc.*(1)	8,980	132,455
MBX Biosciences, Inc.*(1)	11,351	150,401
Mereo Biopharma Group PLC (United Kingdom)*(2)	43,769	73,970
Merus NV (Netherlands)*	2,197	145,529
Metsera, Inc.*(1)	3,519	116,092
Mind Medicine MindMed, Inc.*	16,668	151,512
Mineralys Therapeutics, Inc.*	8,155	115,393
Monte Rosa Therapeutics, Inc.*	24,732	122,423
MoonLake Immunotherapeutics*	2,764	139,416
Neurogene, Inc.*(1)	5,965	129,858
Newamsterdam Pharma Co. NV (Netherlands)*	5,786	126,193
Nurix Therapeutics, Inc.*	10,174	114,559
Nuvalent, Inc. Class A*(1)	1,562	122,383
Nuvation Bio, Inc.*(1)	67,226	158,653
Olema Pharmaceuticals, Inc.*(1)	29,970	154,046
ORIC Pharmaceuticals, Inc.*	12,583	125,453
Pharvaris NV (Netherlands)*	7,062	140,393
Praxis Precision Medicines, Inc.*	2,702	146,502
Protagonist Therapeutics, Inc.*	2,160	116,338
Prothena Corp. PLC (Ireland)*	24,000	164,880
Rapport Therapeutics, Inc.*	10,923	156,854
Recursion Pharmaceuticals, Inc. Class A*(1)	23,536	140,039
REGENXBIO, Inc.*	11,929	101,516
Relay Therapeutics, Inc.*	35,269	124,147
Replimune Group, Inc.*(1)	12,309	86,532
Revolution Medicines, Inc.*	2,960	110,319
Rocket Pharmaceuticals, Inc.*	39,635	120,887
Sana Biotechnology, Inc.*(1)	47,905	194,494
Savara, Inc.*	53,840	139,446
Scholar Rock Holding Corp.*	3,652	135,307
Silence Therapeutics PLC (United Kingdom)*(1)(2)	21,787	134,208
Sionna Therapeutics, Inc.*(1)	7,162	120,035
Soleno Therapeutics, Inc.*	1,517	131,175
Spyre Therapeutics, Inc.*	6,871	116,601
Stoke Therapeutics, Inc.*	10,294	132,278
Structure Therapeutics, Inc.*(2)	5,476	97,473
Summit Therapeutics, Inc.*(1)	6,036	159,169
Syndax Pharmaceuticals, Inc.*	11,404	113,128
Tango Therapeutics, Inc.*(1)	24,095	145,534
Taysha Gene Therapies, Inc.*(1)	45,917	125,353
Tectonic Therapeutic, Inc.*	5,422	120,314
Terns Pharmaceuticals, Inc.*	30,962	180,508
Tourmaline Bio, Inc.*	6,115	135,325
Tyra Biosciences, Inc.*(1)	11,779	128,744
uniQure NV (Netherlands)*	7,610	105,931
Upstream Bio, Inc.*(1)	10,526	161,153
Vaxcyte, Inc.*	3,531	119,877
Vera Therapeutics, Inc.*	5,403	112,328
Viking Therapeutics, Inc.*(1)	4,257	138,650
Vir Biotechnology, Inc.*	23,310	118,182
Viridian Therapeutics, Inc.*	7,765	136,043
WaVe Life Sciences Ltd.*	16,900	136,890
Xencor, Inc.*	12,903	107,353
Xenon Pharmaceuticals, Inc. (Canada)*	3,710	113,303
Xeris Biopharma Holdings, Inc.*	27,529	140,123
Zymeworks, Inc.*	9,288	116,657

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

July 31, 2025 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Total Health Care		$14,990,369
Total Common Stocks
(Cost $17,113,973)		14,990,369
SECURITIES LENDING COLLATERAL - 15.4%
Money Market Fund - 15.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%(3)(4)
(Cost $2,328,672)	2,328,672	2,328,672

TOTAL INVESTMENTS - 114.3%
(Cost $19,442,645)		17,319,041
Liabilities in Excess of Other Assets - (14.3)%		(2,173,226)
Net Assets - 100.0%		$15,145,815

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,169,235; total market value of collateral held by the Fund was $3,350,620. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $1,021,948.
(2)	American Depositary Receipts.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of July 31, 2025.

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

July 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$14,990,369	$—	$—	$14,990,369
Money Market Fund	2,328,672	—	—	2,328,672
Total	$17,319,041	$—	$—	$17,319,041